Condensed Consolidated Statements of Cash Flows [Parenthetical] (Successor [Member], USD $)	12 Months Ended
	Sep. 27, 2009	Oct. 03, 2010
Common shares issued in Exchange for Investor Relations Services (in shares)	1,030,000
Par value of Common shares issued in Exchange for Investor Relations Services (in dollars per share)	$ 0.001
Number of warrants issued as debt issuance cost (in shares)		1,100,000
Series A Preferred Stock [Member]
Debt converted to Series A Preferred stock, Principal	$ 6,000,000
Debt converted to Series A Preferred stock, Accrued interest	$ 159,780